INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision and Income Tax Deduction
The significant components of the provision are as follows for the periods indicated:

Year Ended December 31,
(Dollars in millions)	2025
Current tax expense (benefit):
Bermuda	$74
Non-Bermuda	265
Total current tax expense (benefit)	339
Deferred tax expense (benefit):
Bermuda	(9)
Non-Bermuda	(34)
Total deferred tax expense (benefit)	(42)

Total income tax expense (benefit)	$296
(Some amounts may not reconcile due to rounding.)
The significant components of the provision for the years ended 2024 and 2023 remain on the originally as-filed basis prior to the adoption of the Improvements to Income Tax Disclosures standard:

	Years Ended December 31,
(Dollars in millions)	2024	2023
Current tax expense (benefit):
U.S.	$152	$284
Non-U.S.	19	7
Total current tax expense (benefit)	171	291
Deferred tax expense (benefit):
U.S.	(52)	(76)
Non-U.S.	1	(578)
Total deferred tax expense (benefit)	(51)	(654)

Total income tax expense (benefit)	$120	$(363)
(Some amounts may not reconcile due to rounding.)

Schedule of Reconciliation of Provision for Income Taxes and Expected Tax Provision and Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate
The rate reconciliation for income taxes is disclosed under ASU 2023-09 for the period indicated:

	Year Ended December 31,
	2025
(Dollars in millions)	Bermuda	Non-Bermuda
Underwriting gain (loss)	$452	$(241)
Net investment income	628	1,497
Net realized gain (loss)	(54)	(89)
Realized loss derivative event	—	—
Corporate expense	(73)	(36)
Interest, fees and bond issue cost amortization expense	—	(151)
Other income (expense)	(40)	(6)
Pre-tax income (loss)	$913	$974
(Some amounts may not reconcile due to rounding.)

	Year Ended December 31, 2025
(Dollars in millions)	Amount	Percent
Expected tax provision at Bermuda statutory tax rate	$283	15.00%
Foreign tax effects
United Kingdom
Statutory tax rate difference between United Kingdom and Bermuda	10	0.51%
Effect of cross-border tax laws	41	2.20%
Other	34	1.78%
United States
Statutory tax rate difference between United States and Bermuda	64	3.39%
Return to provision adjustment	(30)	(1.57)%
Tax credits	(44)	(2.33)%
Insurance corporate-owned life insurance	(27)	(1.42)%
Other	4	0.22%
Spain
Statutory tax rate difference between Spain and Bermuda	—	(0.03)%
Effect of cross-border tax laws	16	0.82%
Other	4	0.23%
Canada
Statutory tax rate difference between Canada and Bermuda	8	0.45%
Other	7	0.36%
Other Foreign Jurisdictions	1	0.07%
Effect of cross-border tax laws	—
State and local income taxes, net of federal	—
Tax credits	(17)	(0.90)%
Changes in valuation allowances	—
Nontaxable or nondeductible items	4	0.21%
Changes in unrecognized tax benefits	—
Other adjustments	12	0.64%
Effective Tax Rate, subtotal	$370	19.62%

Effect of changes in tax laws or rates enacted in the current period
Bermuda Corporate Income Tax Act - Amendment 2025	(74)	(3.92)%

Effective Tax Rate, total	$296	15.70%
(Some amounts may not reconcile due to rounding.)
Reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate for the years ended 2024 and 2023 remain on the originally as-filed basis prior to the adoption of the improvements to income tax disclosures standard and are provided below:

	Years Ended December 31,
	2024		2023
(Dollars in millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Underwriting gain (loss)	$(891)	$536	$533	$686
Net investment income	1,219	734	954	479
Net realized capital gains (losses)	34	(15)	(190)	(86)
Net derivative gain (loss)	—	—	—	1
Corporate expenses	(19)	(76)	(18)	(55)
Interest, fee and bond issue cost amortization expense	(150)	1	(134)	—
Other income (expense)	64	57	(13)	(3)
Pre-tax income (loss)	$257	$1,237	$1,132	$1,022

Expected tax provision at the applicable statutory rate(s)	54	19	238	26
Increase (decrease) in taxes resulting from:
Tax exempt income	(1)	—	(3)	—
Dividend received deduction	(3)	—	(2)	—
Proration	1	—	1	—
Affiliated preferred stock dividends	7	—	7	—
Creditable foreign premium tax	(14)	—	(14)	—
Share-based compensation tax benefits formerly in APIC	(1)	—	(3)	—
BEAT Tax	66	—	—	—
Valuation allowance	—	—	—	(13)
Bermuda corporate income tax	—	—	—	(578)
Insurance corporate-owned life insurance	(18)	—	(13)	—
Other	9	1	(3)	(6)
Total income tax provision	$100	$20	$208	$(571)
(Some amounts may not reconcile due to rounding.)

Schedule of Cash Flow, Supplemental Disclosures
The Company made the following net tax payments after the adoption of ASU 2023-09 for the period indicated:

Year Ended December 31,
(Dollars in millions)	2025
Corporate income tax	$76

Foreign
United Kingdom	35
Canada	20
Other	18
Total taxes paid	$150
(Some amounts may not reconcile due to rounding.)

Schedule of Net Deferred Income Tax Assets/(Liabilities)

	Years Ended December 31,
(Dollars in millions)	2025	2024
Deferred tax assets:
Bermuda economic transition adjustment	$483	$536
Loss reserves	342	313
Unearned premium reserves	152	152
Depreciation	64	55
Amortization	41	—
Lease liability	36	23
Net operating loss carryforward	24	24
Investment impairments	16	10
Equity compensation	10	10
Foreign tax credits	7	16
Net unrealized investment losses	6	138
Unrealized foreign currency losses	—	35
Capital loss carryforward	—	14
Other assets	25	21
Total deferred tax assets	1,206	1,347

Deferred tax liabilities:
Deferred acquisition costs	176	171
Partnership investments	40	43
Right of use asset	32	19
Deferred investment income	20	12
Benefit plan asset	13	—
Net fair value income	—	74
Other liabilities	25	13
Total deferred tax liabilities	306	332

Net deferred tax assets	900	1,015
Less: Valuation allowance	(28)	(25)
Total net deferred tax assets/(liabilities) (1)	$872	$990
(Some amounts may not reconcile due to rounding.)
(1) The Company has net current tax receivable and net deferred tax asset of $43 million and $872 million, respectively, as of December 31, 2025, totaling to an income tax asset, net of $915 million as presented in consolidated balance sheets. The net current tax receivable of $43 million represents a gross federal and state tax receivable of $118 million offset by foreign tax payable of $75 million.